Schedule of Condensed Balance Sheets (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)		Jun. 30, 2023 GBP (£)		Jun. 30, 2022 GBP (£)
Current assets
TOTAL ASSETS	$ 10,976,018	£ 8,683,544		£ 7,942,088
Current liabilities
TOTAL LIABILITIES	13,503,854	10,683,429		13,848,539
SHAREHOLDERS’ DEFICIT
Preferred shares	257	203
Ordinary shares	1,248	987		987
Additional paid-in capital	6,457,023	5,108,404
Accumulated other comprehensive loss	193,237	152,503		245,539
Accumulated deficit	(9,179,601)	(7,261,982)		(6,152,977)
Total shareholders' deficit	(2,527,836)	(1,999,885)		(5,906,451)		£ (3,880,688)
Parent Company [Member]
Non-current assets
Interest in a subsidiary	99	78		78
Current assets
Amount due from group companies	6,424,304	5,082,519
TOTAL ASSETS	6,424,403	5,082,597		78
Current liabilities
Accruals and other payables	44,358	35,093		15,264
TOTAL LIABILITIES	44,358	35,093		15,264
SHAREHOLDERS’ DEFICIT
Preferred shares	257	203
Ordinary shares	1,248	987	[1]	987	[1]
Additional paid-in capital	6,457,022	5,108,404		(905)
Accumulated other comprehensive loss	925	732		828
Accumulated deficit	(79,407)	(62,822)		(16,096)
Total shareholders' deficit	$ 6,380,045	£ 5,047,504		£ (15,186)

[1]	Giving retroactive effect to the issuance of ordinary shares effected on February 23, 2023.